Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends
Schedule of dividends

	2017		2016		2015
	Pence per share	£m	Pence per share	£m	Pence per share	£m

Dividends relating to reporting year:
First interim ordinary dividend	14.50p	375	12.93p	333	12.31p	315
Second interim ordinary dividend	32.50p	841	30.57p	789	26.47p	681
Special dividend			—	—	10.00p	257

Total	47.00p	1,216	43.50p	1,122	48.78p	1,253

Dividends paid in reporting year:
Current year first interim ordinary dividend	14.50p	373	12.93p	332	12.31p	315
Second interim ordinary dividend/ final ordinary dividend for prior year	30.57p	786	26.47p	679	25.74p	659
Special dividend	—	—	10.00p	256	—	—

Total	45.07p	1,159	49.40p	1,267	38.05p	974